UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2020

WESTERN ASSET

SHORT DURATION

HIGH INCOME FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration High Income Fund for the six-month reporting period ended January 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2020

II	Western Asset Short Duration High Income Fund

Performance review

For the six months ended January 31, 2020, Class A shares of Western Asset Short Duration High Income Fund, excluding sales charges, returned 2.13%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. High Yield 1-5 Yr. Cash Pay 2% Constrained Indexi, returned 2.21% for the same period. The Lipper Short High Yield Funds Category Averageii returned 2.17% over the same time frame.

Performance Snapshot as of January 31, 2020 (unaudited)

(excluding sales charges)	6 months
Western Asset Short Duration High Income Fund:
Class A	2.13%
Class C	1.76%
Class C1[1]	1.92%
Class R	2.13%
Class I	2.27%
Bloomberg Barclays U.S. High Yield 1-5 Yr. Cash Pay 2% Constrained Index	2.21%
Lipper Short High Yield Funds Category Average	2.17%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2020 for Class A, Class C, Class C1, Class R and Class I shares were 4.06%, 3.41%, 3.82%, 3.72% and 4.42%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class A shares would have been 4.05%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Short Duration High Income Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated November 29, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.01%, 1.71%, 1.41%, 1.44% and 0.72%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.00% for Class A shares, 1.75% for Class C shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Effective August 1, 2020, the manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2020

IV	Western Asset Short Duration High Income Fund

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund invests in high yield bonds, which are rated below investment grade and carry more risk than higher rated securities. Below investment grade securities are commonly referred to as “junk bonds.” Also, the Fund is subject to certain risks of overseas investing, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The use of leverage may increase volatility and possibility of loss. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Asset-backed, mortgage-backed and mortgage-related securities are subject to additional risks, such as prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. High Yield 1-5 Yr. Cash Pay 2% Constrained Index is an index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. This index only allows issues with a remaining maturity of 1-5 years. Pay-in-kinds and partial pay-in-kinds are excluded. Investors cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 64 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Short Duration High Income Fund	V

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2020 and July 31, 2019 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2019 and held for the six months ended January 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.13%	$1,000.00	$1,021.30	1.00%	$5.08	Class A	5.00%	$1,000.00	$1,020.11	1.00%	$5.08
Class C	1.76	1,000.00	1,017.60	1.73	8.77	Class C	5.00	1,000.00	1,016.44	1.73	8.77
Class C1	1.92	1,000.00	1,019.20	1.43	7.26	Class C1	5.00	1,000.00	1,017.95	1.43	7.25
Class R	2.13	1,000.00	1,021.30	1.40	7.11	Class R	5.00	1,000.00	1,018.10	1.40	7.10
Class I	2.27	1,000.00	1,022.70	0.75	3.81	Class I	5.00	1,000.00	1,021.37	0.75	3.81

2	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

[1]	For the six months ended January 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2020

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 69.4%
Communication Services — 12.7%
Diversified Telecommunication Services — 2.2%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,870,000	$1,954,733	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,780,000	2,850,654	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,060,000	2,250,529	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,500,000	1,539,158	(a)
Total Diversified Telecommunication Services				8,595,074
Interactive Media & Services — 0.4%
Match Group Inc., Senior Notes	6.375%	6/1/24	880,000	924,365
Match Group Inc., Senior Notes	5.000%	12/15/27	510,000	536,952	(a)
Total Interactive Media & Services				1,461,317
Media — 6.2%
Altice Luxembourg SA, Senior Secured Notes	10.500%	5/15/27	200,000	231,630	(a)
American Media LLC, Secured Notes	10.500%	12/31/26	1,530,000	1,660,245	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	6,750,000	7,069,427	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,360,000	5,435,120
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,115,000	2,224,663
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	480,000	490,138	(a)
Sirius XM Radio Inc., Senior Notes	4.625%	7/15/24	1,440,000	1,496,102	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	1,800,000	1,804,500	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	3,630,000	3,749,482	(a)
Total Media				24,161,307
Wireless Telecommunication Services — 3.9%
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	700,000	716,370	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	930,000	1,035,067	(a)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	2,660,000	2,977,391
Sprint Communications Inc., Senior Notes	6.000%	11/15/22	1,000,000	1,034,280
Sprint Corp., Senior Notes	7.875%	9/15/23	4,660,000	4,960,453

See Notes to Financial Statements.

4	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Sprint Corp., Senior Notes	7.125%	6/15/24	2,537,000	$2,625,630
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	1,890,000	1,950,225
Total Wireless Telecommunication Services				15,299,416
Total Communication Services				49,517,114
Consumer Discretionary — 11.6%
Auto Components — 0.6%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	710,000	720,871
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	860,000	880,722
Delphi Technologies PLC, Senior Notes	5.000%	10/1/25	770,000	854,700	(a)
Total Auto Components				2,456,293
Diversified Consumer Services — 2.5%
AMN Healthcare Inc., Senior Notes	4.625%	10/1/27	320,000	324,111	(a)
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,140,000	1,217,346	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	900,000	986,402	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	1,680,000	1,754,903	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	1,018,000	1,075,898	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	3,044,000	3,125,496
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	1,220,000	1,278,456	(a)
Total Diversified Consumer Services				9,762,612
Hotels, Restaurants & Leisure — 4.0%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	1,040,000	1,075,136	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	820,000	839,135	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	630,000	635,166	(a)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	1,010,000	1,098,794	(a)
Brinker International Inc., Senior Notes	5.000%	10/1/24	950,000	1,002,644	(a)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	950,000	1,000,597	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	1,060,000	1,086,940

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	1,760,000	$1,791,531	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,000,000	995,000	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	2,148,000	2,272,831	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	542,924	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	3,310,000	3,407,926	(a)
Total Hotels, Restaurants & Leisure				15,748,624
Household Durables — 2.2%
Century Communities Inc., Senior Notes	5.875%	7/15/25	1,880,000	1,979,480
Lennar Corp., Senior Notes	4.500%	4/30/24	1,590,000	1,700,640
Lennar Corp., Senior Notes	5.875%	11/15/24	1,500,000	1,693,748
TopBuild Corp., Senior Notes	5.625%	5/1/26	1,670,000	1,745,730	(a)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	58,000	58,181
William Lyon Homes Inc., Senior Notes	6.000%	9/1/23	1,120,000	1,170,865
William Lyon Homes Inc., Senior Notes	5.875%	1/31/25	200,000	206,583
Total Household Durables				8,555,227
Specialty Retail — 1.3%
GameStop Corp., Senior Notes	6.750%	3/15/21	150,000	146,437	(a)
L Brands Inc., Senior Notes	5.625%	10/15/23	1,710,000	1,860,335
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	520,000	465,712	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	1,050,000	756,000	(a)
PetSmart Inc., Senior Notes	8.875%	6/1/25	520,000	535,600	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	1,380,000	1,429,066	(a)
Total Specialty Retail				5,193,150
Textiles, Apparel & Luxury Goods — 1.0%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,000,000	2,099,170	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	950,000	982,581
William Carter Co., Senior Notes	5.625%	3/15/27	660,000	704,337	(a)
Total Textiles, Apparel & Luxury Goods				3,786,088
Total Consumer Discretionary				45,501,994
Consumer Staples — 1.1%
Beverages — 0.3%
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,170,000	1,216,314	(a)

See Notes to Financial Statements.

6	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — 0.8%
Lamb Weston Holdings Inc., Senior
Notes	4.625%	11/1/24	2,000,000	$2,104,170	(a)
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	1,153,000	1,166,934	(a)
Total Food Products				3,271,104
Total Consumer Staples				4,487,418
Energy — 8.9%
Energy Equipment & Services — 0.6%
Transocean Guardian Ltd., Senior
Secured Notes	5.875%	1/15/24	1,352,717	1,384,831	(a)
Transocean Inc., Senior Notes	7.250%	11/1/25	540,000	510,294	(a)
Transocean Inc., Senior Notes	8.000%	2/1/27	410,000	382,141	(a)
Total Energy Equipment & Services				2,277,266
Oil, Gas & Consumable Fuels — 8.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	4,500,000	4,404,960	(a)
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	490,000	501,361
Chesapeake Energy Corp., Senior Notes	7.000%	10/1/24	760,000	400,908
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	1,410,000	1,114,485	(a)
DCP Midstream Operating LP, Senior Notes	4.750%	9/30/21	975,000	1,000,350	(a)
DCP Midstream Operating LP, Senior Notes	4.950%	4/1/22	190,000	196,709
DCP Midstream Operating LP, Senior Notes	5.375%	7/15/25	810,000	886,027
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	560,000	576,001	(a)
Extraction Oil & Gas Inc., Senior Notes	7.375%	5/15/24	1,320,000	657,248	(a)
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	2,220,000	1,094,121	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	1,690,000	1,648,451
MEG Energy Corp., Senior Notes	6.375%	1/30/23	500,000	506,992	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	720,000	726,901	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	2,150,000	2,134,541	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	820,000	689,817
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	2,000,000	2,079,028	(a)
Northern Oil and Gas Inc., Secured Notes (8.500% Cash or 1.000% PIK)	8.500%	5/15/23	441,098	457,639	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	790,000	760,375

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	733,000		$695,205
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	649,000		697,066
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	300,000		341,080
QEP Resources Inc., Senior Notes	6.875%	3/1/21	287,000		294,648
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,009,000		870,272
Range Resources Corp., Senior Notes	9.250%	2/1/26	410,000		363,697	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,679,000		1,565,651	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,000,000		1,010,415
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	850,000		851,328	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	970,000	CAD	605,096	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	420,000		438,627	(a)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	1,520,000		1,424,620
WPX Energy Inc., Senior Notes	6.000%	1/15/22	550,000		572,172
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,010,000		2,324,897
WPX Energy Inc., Senior Notes	5.750%	6/1/26	450,000		472,420
Total Oil, Gas & Consumable Fuels					32,363,108
Total Energy					34,640,374
Financials — 10.3%
Banks — 3.1%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	690,000		772,238	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	750,000		846,979	(c)(d)
CIT Group Inc., Senior Notes	4.750%	2/16/24	850,000		906,312
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,320,000		1,604,737	(a)(c)(d)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	500,000		556,568	(a)

See Notes to Financial Statements.

8	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,150,000	$1,281,750	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,500,000	1,593,844	(a)
Lions Gate Capital Holdings LLC, Senior Notes	6.375%	2/1/24	850,000	856,367	(a)
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	630,000	617,661	(a)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	580,000	666,144
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,050,000	1,135,864	(c)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	960,000	1,134,907	(a)(d)
Total Banks				11,973,371
Capital Markets — 0.9%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	665,751	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	226,889	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	231,534	(a)(c)(d)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,000,000	1,040,415
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,245,040	(a)(c)(d)
Total Capital Markets				3,409,629
Consumer Finance — 2.3%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,430,000	1,439,653

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Finance — continued
Ally Financial Inc., Senior Notes	7.500%	9/15/20	1,450,000	$1,492,503
FirstCash Inc., Senior Notes	5.375%	6/1/24	1,200,000	1,240,998	(a)
Navient Corp., Senior Notes	6.750%	6/15/26	4,530,000	4,923,430
Total Consumer Finance				9,096,584
Diversified Financial Services — 3.6%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	1,980,000	1,979,109	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	2,530,000	2,694,448	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	1,210,000	820,277	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	2,680,000	2,821,812	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,620,000	4,738,041	(a)(b)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.900%	12/21/65	1,250,000	995,931	(a)(d)
Total Diversified Financial Services				14,049,618
Insurance — 0.2%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	890,000	950,066	(a)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	869,356	(a)
Total Financials				40,348,624
Health Care — 8.0%
Health Care Equipment & Supplies — 0.3%
Immucor Inc., Senior Notes	11.125%	2/15/22	1,210,000	1,201,302	(a)
Health Care Providers & Services — 5.4%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	540,000	505,124	(a)
BCPE Cycle Merger Sub II Inc., Senior Notes	10.625%	7/15/27	330,000	341,023	(a)
Centene Corp., Senior Notes	4.750%	1/15/25	2,262,000	2,339,281
Centene Corp., Senior Notes	4.750%	1/15/25	960,000	992,798	(a)

See Notes to Financial Statements.

10	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Senior Secured Notes	6.625%	2/15/25	1,540,000	$1,559,527	(a)(e)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,530,000	1,597,433	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	510,000	523,370
HCA Inc., Senior Notes	5.375%	2/1/25	3,540,000	3,963,685
Polaris Intermediate Corp., Senior Notes (8.500% PIK)	8.500%	12/1/22	1,000,000	932,506	(a)(b)
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	1,240,000	1,303,147	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	780,000	872,645	(a)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	3,960,000	4,294,957
Tenet Healthcare Corp., Senior Secured Notes	4.625%	9/1/24	2,000,000	2,062,500	(a)
Total Health Care Providers & Services				21,287,996
Pharmaceuticals — 2.3%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,550,000	1,771,805	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,110,000	1,255,688	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	2,010,000	2,086,209	(a)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	920,000	960,250	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,400,000	1,304,681
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	1,420,000	1,497,539	(a)
Total Pharmaceuticals				8,876,172
Total Health Care				31,365,470
Industrials — 5.1%
Aerospace & Defense — 0.3%
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	1,230,000	1,278,982	(a)
Air Freight & Logistics — 0.6%
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	2,189,000	2,267,443	(a)
Airlines — 0.2%
American Airlines, Pass-Through Trust	5.625%	1/15/21	87,584	89,254	(a)
Continental Airlines Pass-Through Trust	5.500%	10/29/20	113,757	115,953

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Continental Airlines Pass-Through Trust	8.388%	11/1/20	96	$100
United Continental Holdings Inc., Senior Notes	4.250%	10/1/22	740,000	767,047
Total Airlines				972,354
Building Products — 0.5%
Standard Industries Inc., Senior Notes	5.500%	2/15/23	1,300,000	1,322,737	(a)
Standard Industries Inc., Senior Notes	5.375%	11/15/24	500,000	514,995	(a)
Total Building Products				1,837,732
Commercial Services & Supplies — 2.3%
ADT Security Corp., Senior Secured Notes	4.125%	6/15/23	1,740,000	1,771,903
GFL Environmental Inc., Senior Notes	5.625%	5/1/22	100,000	101,281	(a)
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	1,770,000	1,812,037	(a)
GFL Environmental Inc., Senior Notes	7.000%	6/1/26	940,000	982,345	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	870,000	949,910	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	280,000	289,058	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	300,000	303,555
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	1,900,000	2,023,167
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	890,000	916,413	(a)
Total Commercial Services & Supplies				9,149,669
Machinery — 0.8%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	1,350,000	1,378,701	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	1,710,000	1,705,015	(a)
Total Machinery				3,083,716
Road & Rail — 0.3%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	1,080,000	1,161,540	(a)
Trading Companies & Distributors — 0.1%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	330,000	262,487	(a)
Total Industrials				20,013,923
Information Technology — 0.8%
Communications Equipment — 0.1%
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	410,000	393,600	(a)

See Notes to Financial Statements.

12	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Semiconductors & Semiconductor Equipment — 0.7%
Seagate HDD Cayman, Senior Notes	4.875%	3/1/24	2,726,000	$2,920,321
Total Information Technology				3,313,921
Materials — 7.6%
Chemicals — 0.9%
FXI Holdings Inc., Senior Secured Notes	7.875%	11/1/24	1,160,000	1,101,988	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	1,600,000	1,662,664
Valvoline Inc., Senior Notes	4.375%	8/15/25	720,000	740,099
Total Chemicals				3,504,751
Construction Materials — 0.3%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	640,000	656,266	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	600,000	622,251
Total Construction Materials				1,278,517
Containers & Packaging — 2.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000	1,034,250	(a)(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,760,000	1,843,600	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	1,550,000	1,604,250	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,390,000	1,499,421	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	470,000	548,920
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	760,000	777,172	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes (3 mo. USD LIBOR + 3.500%)	5.331%	7/15/21	160,000	160,362	(a)(d)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	360,000	396,666	(a)
Trivium Packaging Finance BV, Senior Secured Notes	5.500%	8/15/26	200,000	211,125	(a)
Total Containers & Packaging				8,075,766
Metals & Mining — 3.4%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	2,370,000	2,572,990	(a)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	250,000	$249,820	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	600,000	597,126	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	2,240,000	2,211,070	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	990,000	957,182	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	390,000	398,613
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	4,160,000	4,402,674
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	450,000	455,438	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,900,000	1,532,882	(a)
Total Metals & Mining				13,377,795
Paper & Forest Products — 0.9%
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,710,000	1,814,028
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	1,500,000	1,511,872
Total Paper & Forest Products				3,325,900
Total Materials				29,562,729
Real Estate — 3.1%
Equity Real Estate Investment Trusts (REITs) — 2.3%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,760,000	1,808,949
GEO Group Inc., Senior Notes	5.125%	4/1/23	2,250,000	2,126,250
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	3,000,000	3,070,005
iStar Inc., Senior Notes	4.750%	10/1/24	1,000,000	1,042,085
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	850,000	855,844	(a)(e)
Total Equity Real Estate Investment Trusts (REITs)				8,903,133
Real Estate Management & Development — 0.8%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,640,000	1,701,484	(a)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	1,550,000	1,694,018	(a)
Total Real Estate Management & Development				3,395,502
Total Real Estate				12,298,635
Utilities — 0.2%
Electric Utilities — 0.2%
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	660,000	586,940	(a)
Total Corporate Bonds & Notes (Cost — $266,880,976)				271,637,142

See Notes to Financial Statements.

14	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 15.9%
Communication Services — 3.6%
Diversified Telecommunication Services — 0.5%
Buzz Merger Sub Ltd., Initial Term Loan	—	1/29/27	1,810,000	$1,820,181	(f)
Entertainment — 1.2%
AMC Entertainment Holdings Inc., Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.650%	4/22/26	1,855,326	1,863,676	(d)(g)(h)
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.645%	10/7/24	1,370,694	1,374,242	(d)(g)(h)
World Triathlon Corp., Initial Term Loan (1 mo. USD LIBOR + 4.250%)	5.895%	8/12/26	1,296,750	1,304,855	(d)(g)(h)(i)
Total Entertainment				4,542,773
Media — 1.9%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.145%	8/15/25	1,310,075	1,315,807	(d)(g)(h)
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	4.910%	8/24/26	139,650	140,348	(d)(g)(h)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.160%	11/18/24	850,730	856,845	(d)(g)(h)
EW Scripps Co., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.145%	5/1/26	1,488,769	1,501,175	(d)(g)(h)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	5.781%	5/1/26	1,391,716	1,397,224	(d)(f)(g)(h)
iHeartCommunications Inc., Term Loan	—	5/1/26	1,391,716	1,398,385	(f)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	6.148%	12/17/26	1,010,000	1,020,100	(d)(g)(h)
Total Media				7,629,884
Total Communication Services				13,992,838
Consumer Discretionary — 2.6%
Auto Components — 0.2%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.160%	4/30/26	907,725	914,714	(d)(g)(h)
Diversified Consumer Services — 0.2%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	5.013%	9/23/26	854,858	857,767	(d)(g)(h)
Hotels, Restaurants & Leisure — 1.2%
ASHCO LLC, Initial Term Loan (1 mo. USD LIBOR + 5.000%)	6.645%	9/25/24	459,425	459,042	(d)(g)(h)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.645%	3/8/24	1,458,919	$1,458,372	(d)(g)(h)
Golden Nugget Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.395-4.408%	10/4/23	617,153	619,183	(d)(f)(g)(h)
Mohegan Tribal Gaming Authority, Term Loan B (1 mo. USD LIBOR + 4.000%)	5.645%	10/13/23	1,160,000	1,134,480	(d)(f)(g)(h)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	4.395%	8/14/24	970,839	971,851	(d)(g)(h)
Total Hotels, Restaurants & Leisure				4,642,928
Specialty Retail — 1.0%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.763-5.781%	7/1/22	1,533,158	1,238,026	(d)(g)(h)
Michaels Stores Inc., 2018 New Replacement Term Loan B	—	1/30/23	478,635	464,105	(f)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.150%	8/19/22	138,702	130,207	(d)(g)(h)
Sally Holdings LLC, Term Loan B2	4.500%	7/5/24	710,000	707,337	(g)(h)
Spencer Spirit IH LLC, Initial Term Loan	6.000-9.750%	6/12/26	1,293,658	1,285,572	(d)(g)(h)
Total Specialty Retail				3,825,247
Total Consumer Discretionary				10,240,656
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.928%	6/24/24	1,050,000	1,051,312	(d)(g)(h)
Permian Production Partners LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	8.240%	5/20/24	864,500	389,025	(d)(g)(h)(i)(j)
Total Energy				1,440,337
Financials — 0.9%
Diversified Financial Services — 0.7%
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	4.645%	8/25/22	1,111,558	1,113,815	(d)(g)(h)

See Notes to Financial Statements.

16	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Kestra Advisor Services Holdings Inc., Initial Term Loan A (3 mo. USD LIBOR + 4.250%)	6.200%	6/3/26	1,197,000	$1,197,000	(d)(g)(h)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	4.900%	4/29/26	427,188	429,191	(d)(g)(h)
Total Diversified Financial Services				2,740,006
Insurance — 0.2%
Acrisure LLC, 2020 Term Loan B	—	2/15/27	820,000	822,050	(f)
Total Financials				3,562,056
Health Care — 3.0%
Health Care Providers & Services — 2.8%
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	5.395%	11/17/25	570,260	574,181	(d)(g)(h)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (1 mo. USD LIBOR + 4.500%)	6.145%	6/14/24	1,586,025	1,591,973	(d)(g)(h)(i)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.145%	8/6/26	1,270,000	1,277,937	(d)(g)(h)
Radnet Management Inc., First Lien Term Loan B1	5.350-7.250%	6/30/23	2,203,169	2,210,054	(d)(g)(h)(i)
Sotera Health Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.145%	12/11/26	970,000	974,850	(d)(g)(h)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	6.645%	6/26/26	2,254,350	2,242,273	(d)(g)(h)
WP CityMD Bidco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.500%)	6.445%	8/13/26	2,200,000	2,212,032	(d)(g)(h)
Total Health Care Providers & Services				11,083,300
Health Care Technology — 0.2%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	6.401%	2/11/26	535,950	539,464	(d)(g)(h)
Total Health Care				11,622,764
Industrials — 2.3%
Building Products — 0.5%
Ply Gem Midco Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.434%	4/12/25	2,098,050	2,097,158	(d)(g)(h)
Commercial Services & Supplies — 1.2%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	5.895%	7/10/26	1,561,685	1,575,070	(d)(g)(h)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Amentum Government Services Holdings LLC, First Lien Initial Term Loan	—	1/22/27	960,000	$967,200	(f)(i)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.145%	10/1/26	760,000	765,067	(d)(g)(h)
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	6.660%	10/23/26	1,374,131	1,386,670	(d)(g)(h)
Total Commercial Services & Supplies				4,694,007
Construction & Engineering — 0.1%
Rockwood Service Corp., Initial Term Loan	—	1/23/27	150,000	151,688	(f)(i)
Professional Services — 0.2%
Advantage Sales & Marketing Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.895%	7/23/21	869,356	843,999	(d)(g)(h)
Transportation Infrastructure — 0.3%
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	6.660%	5/15/26	1,162,619	1,092,862	(d)(g)(h)
Total Industrials				8,879,714
Information Technology — 2.1%
Communications Equipment — 0.7%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.895%	4/4/26	1,336,650	1,340,653	(d)(g)(h)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	5.895%	11/29/25	1,323,317	1,270,053	(d)(g)(h)
Total Communications Equipment				2,610,706
IT Services — 0.3%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	5.399%	9/30/24	1,313,350	1,320,738	(d)(g)(h)
Software — 1.1%
Castle US Holding Corp., Initial Dollar Term Loan	—	1/29/27	650,000	652,031	(f)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.645%	10/16/26	1,870,000	1,874,675	(d)(g)(h)

See Notes to Financial Statements.

18	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Surf Holdings LLC, USD Term Loan	—	1/15/27	510,000	$513,825	(f)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.395%	5/4/26	1,316,700	1,323,990	( d)(g)(h)
Total Software				4,364,521
Total Information Technology				8,295,965
Materials — 0.4%
Containers & Packaging — 0.4%
Reynolds Consumer Products LLC, Initial Term Loan	—	2/4/27	332,139	333,918	(f)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.395%	2/6/23	1,281,078	1,285,583	(d)(g)(h)
Total Materials				1,619,501
Real Estate — 0.3%
Equity Real Estate Investment Trusts (REITs) — 0.3%
Corecivic Inc., Term Loan (3 mo. USD LIBOR + 4.500%)	6.160%	12/12/24	1,420,000	1,411,125	(d)(g)(h)
Utilities — 0.3%
Electric Utilities — 0.3%
Panda Temple Power LLC, Second Lien Term Loan(1 mo. USD LIBOR +8.000% PIK)	9.645%	2/7/23	1,025,831	1,031,922	(b)(d)(g)(h)
Total Senior Loans (Cost — $62,581,570)				62,096,878
Asset-Backed Securities — 10.6%
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	5.036%	11/25/32	1,437,046	1,449,332	(d)
Ares XLII CLO Ltd., 2017-42A D (3 mo. USD LIBOR + 3.450%)	5.252%	1/22/28	800,000	802,157	(a)(d)
Ares XXXVII CLO Ltd., 2015-4A CR (3 mo. USD LIBOR + 2.650%)	4.481%	10/15/30	1,050,000	1,026,244	(a)(d)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	4.841%	8/5/27	1,020,000	1,023,089	(a)(d)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	7.391%	8/5/27	500,000	497,543	(a)(d)
Battalion CLO XI Ltd., 2017-11A D (3 mo. USD LIBOR + 3.340%)	5.141%	10/24/29	1,850,000	1,852,026	(a)(d)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	7.649%	11/20/28	800,000	781,141	(a)(d)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	7.019%	7/18/27	750,000	$696,880	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	9.689%	8/20/32	350,000	350,845	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.519%	7/20/31	1,750,000	1,744,377	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.819%	4/20/29	1,000,000	999,951	(a)(d)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	4.981%	10/15/26	700,000	701,574	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	7.236%	4/17/30	250,000	236,720	(a)(d)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	7.469%	7/20/28	1,500,000	1,504,068	(a)(d)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	4.469%	1/20/31	600,000	559,738	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	4.331%	4/15/31	700,000	677,980	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	6.781%	4/15/31	480,000	443,086	(a)(d)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	5.786%	4/17/30	610,000	610,409	(a)(d)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.270%)	1.931%	3/25/36	2,371,985	1,586,576	(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	9.607%	1/20/33	1,170,000	1,172,315	(a)(d)
Jackson Mill CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.800%)	4.631%	4/15/27	1,500,000	1,467,621	(a)(d)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.181%	7/15/26	1,000,000	1,000,915	(a)(d)
Jamestown CLO VIII Ltd., 2015-8A D2 (3 mo. USD LIBOR + 6.750%)	8.581%	1/15/28	1,475,000	1,478,024	(a)(d)
LCM XIV LP, 14A ER (3 mo. USD LIBOR + 5.500%)	7.319%	7/20/31	750,000	695,830	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	7.319%	10/20/28	750,000	717,325	(a)(d)
Magnetite VII Ltd., 2012-7A DR2 (3 mo. USD LIBOR + 4.500%)	6.331%	1/15/28	1,250,000	1,185,950	(a)(d)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	5.711%	7/15/29	500,000	499,982	(a)(d)

See Notes to Financial Statements.

20	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Neuberger Berman CLO XVII Ltd., 2014-17A ER (3 mo. USD LIBOR + 6.550%)	8.352%	4/22/29	820,000	$814,703	(a)(d)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	5.602%	4/22/30	950,000	945,364	(a)(d)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR + 5.750%)	7.581%	7/15/27	560,000	559,965	(a)(d)
OZLM XI Ltd., 2015-11A BR (3 mo. USD LIBOR + 2.300%)	4.070%	10/30/30	1,250,000	1,253,666	(a)(d)
OZLM XVI Ltd., 2017-16A C (3 mo. USD LIBOR + 3.550%)	5.454%	5/16/30	250,000	250,278	(a)(d)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	4.931%	11/22/30	1,500,000	1,464,636	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.178%	6/22/30	1,140,000	1,079,483	(a)(d)
Sound Point CLO III-R Ltd., 2013-2RA E (3 mo. USD LIBOR + 6.000%)	7.831%	4/15/29	1,000,000	855,067	(a)(d)
Sound Point CLO XV Ltd., 2017-1A E (3 mo. USD LIBOR + 5.960%)	7.766%	1/23/29	1,100,000	1,033,820	(a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.026%	5/25/31	1,903,695	1,775,925	(a)(d)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	5.519%	4/20/29	500,000	501,361	(a)(d)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.550%)	7.381%	7/15/28	1,000,000	961,168	(a)(d)
Treman Park CLO Ltd., 2015-1A ERR (3 mo. USD LIBOR + 5.500%)	7.319%	10/20/28	1,250,000	1,236,199	(a)(d)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	4.651%	4/15/27	700,000	672,504	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	7.571%	4/15/27	650,000	572,278	(a)(d)
Voya CLO Ltd., 2017-1A B (3 mo. USD LIBOR + 2.300%)	4.136%	4/17/30	1,500,000	1,504,081	(a)(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	5.481%	10/15/31	250,000	243,579	(a)(d)
Total Asset-Backed Securities (Cost — $41,946,170)				41,485,775
Collateralized Mortgage Obligations (k) —1.2%
CSMC Trust, 2015-2R 7A2	3.670%	8/27/36	2,450,500	2,036,913	(a)(d)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.511%	10/25/29	1,520,000	$1,755,510	(a)(d)
LSTAR Securities Investment Ltd., 2019-4 A1 (1 mo. USD LIBOR + 1.500%)	3.281%	5/1/24	933,660	944,503	(a)(d)
Total Collateralized Mortgage Obligations (Cost — $4,534,689)				4,736,926

			Shares
Common Stocks — 0.8%
Communication Services — 0.0%
Media — 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			7	0	*(i)(l)(m)
Consumer Discretionary — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Bossier Escrow Shares			83,175	19,355	*(i)(l)
Energy — 0.8%
Energy Equipment & Services — 0.1%
Hercules Offshore Inc. (Escrow)			134,398	133,431	*(i)(l)
KCAD Holdings I Ltd.			282,728,964	0	*(i)(l)(m)
Total Energy Equipment & Services				133,431
Oil, Gas & Consumable Fuels — 0.7%
Berry Petroleum Corp.			327,363	2,242,436
Montage Resources Corp.			128,952	470,675	*
MWO Holdings LLC			738	56,420	*(i)(l)
Total Oil, Gas & Consumable Fuels				2,769,531
Total Energy				2,902,962
Total Common Stocks (Cost — $26,340,260)				2,922,317

	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.6%
Communication Services — 0.4%
Diversified Telecommunication Services — 0.1%
Vonage Holdings Corp., Senior Notes	1.750%	6/1/24	360,000	343,293	(a)
Entertainment — 0.1%
Live Nation Entertainment Inc., Senior Notes	2.000%	2/15/25	230,000	233,335	(a)(e)

See Notes to Financial Statements.

22	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — 0.2%
DISH Network Corp., Senior Notes	2.375%	3/15/24	850,000	$783,605
DISH Network Corp., Senior Notes	3.375%	8/15/26	220,000	214,098
Total Media				997,703
Total Communication Services				1,574,331
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	350,000	274,906
Financials — 0.1%
Banks — 0.1%
BofA Finance LLC, Senior Notes	0.125%	9/1/22	210,000	218,400
Information Technology — 0.0%
Software — 0.0%
New Relic Inc., Senior Notes	0.500%	5/1/23	170,000	166,722
Total Convertible Bonds & Notes (Cost — $2,286,629)				2,234,359

			Shares
Investments in Underlying Funds — 0.5%
Invesco Senior Loan ETF (Cost — $2,047,849)			91,056	2,058,776

	Rate	Maturity Date	Face Amount†
Sovereign Bonds — 0.3%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	1,340,000	663,048
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	720,000	330,010
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	800,000	362,678
Total Sovereign Bonds (Cost — $2,702,435)				1,355,736

			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Capital Markets — 0.1%
B. Riley Financial Inc. (Cost — $435,000)	6.875%		17,400	441,090

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Short Duration High Income Fund

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.0%
OTC Purchased Options — 0.0%
iShares iBoxx High Yield Corporate Bond ETF, Call @ $88.50 (Cost — $55,615)	BNP Paribas SA	3/20/20	1,264	11,063,529	$12,228
Total Investments before Short-Term Investments (Cost — $409,811,193)					388,981,227

		Rate		Shares
Short-Term Investments — 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,558,227)		1.518%		3,558,227	3,558,227	(n)
Total Investments — 100.3% (Cost — $413,369,420)					392,539,454
Liabilities in Excess of Other Assets — (0.3)%					(1,333,146)
Total Net Assets — 100.0%					$391,206,308

See Notes to Financial Statements.

24	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Western Asset Short Duration High Income Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	All or a portion of this loan is unfunded as of January 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	The coupon payment on these securities is currently in default as of January 31, 2020.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Value is less than $1.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At January 31, 2020, the total market value of investments in Affiliated Companies was $3,558,227 and the cost was $3,558,227 (Note 8).

Abbreviations used in this schedule:

CAD	— Canadian Dollar

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

ETF	— Exchange-Traded Fund

GTD	— Guaranteed

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Western Asset Short Duration High Income Fund

Schedule of Written Options
OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
iShares iBoxx High Yield Corporate Bond ETF, Put (Premiums received — $32,863)	BNP Paribas SA	3/20/20	$86.00	1,264	$11,063,529	$(53,546)

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

At January 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	284	3/20	$61,284,540	$61,446,063	$161,523
U.S. Treasury 5-Year Notes	629	3/20	74,879,586	75,681,475	801,889
					963,412
Contracts to Sell:
U.S. Treasury 10-Year Notes	543	3/20	70,351,715	71,489,344	(1,137,629)
Net unrealized depreciation on open futures contracts					$(174,217)

At January 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	63,126	USD	70,476	BNP Paribas SA	4/17/20	$(132)
USD	677,828	CAD	882,678	BNP Paribas SA	4/17/20	10,868
AUD	809,439	USD	557,388	JPMorgan Chase & Co.	4/17/20	(14,751)
Total						$(4,015)

Abbreviations used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

EUR	— Euro

USD	— United States Dollar

See Notes to Financial Statements.

26	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $409,811,193)	$388,981,227
Investments in affiliated securities, at value (Cost — $3,558,227)	3,558,227
Foreign currency, at value (Cost — $183,553)	182,046
Cash	1,405,799
Receivable for securities sold	5,933,578
Interest receivable	4,603,922
Receivable for Fund shares sold	473,039
Deposits with brokers for open futures contracts	310,009
Deposits with brokers for centrally cleared swap contracts	86,066
Deposits with brokers for OTC derivatives	70,000
Receivable from broker — variation margin on open futures contracts	42,069
Unrealized appreciation on forward foreign currency contracts	10,868
Prepaid expenses	37,590
Total Assets	405,694,440

Liabilities:
Payable for securities purchased	12,941,736
Payable for Fund shares repurchased	962,188
Investment management fee payable	179,772
Distributions payable	109,472
Service and/or distribution fees payable	97,397
Written options, at value (premiums received — $32,863)	53,546
Unrealized depreciation on forward foreign currency contracts	14,883
Trustees’ fees payable	2,290
Accrued expenses	126,848
Total Liabilities	14,488,132
Total Net Assets	$391,206,308

Net Assets:
Par value (Note 7)	$746
Paid-in capital in excess of par value	592,215,422
Total distributable earnings (loss)	(201,009,860)
Total Net Assets	$391,206,308

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	27

Statement of assets and liabilities (unaudited) (cont’d)

January 31, 2020

Net Assets:
Class A	$284,995,212
Class C	$35,448,395
Class C1	$10,316,860
Class R	$120,906
Class I	$60,324,935

Shares Outstanding:
Class A	54,379,109
Class C	6,764,280
Class C1	1,958,167
Class R	23,088
Class I	11,463,347

Net Asset Value:
Class A (and redemption price)	$5.24
Class C*	$5.24
Class C1*	$5.27
Class R (and redemption price)	$5.24
Class I (and redemption price)	$5.26
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.36

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

28	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2020

Investment Income:
Interest from unaffiliated investments	$11,833,025
Interest from affiliated investments	75,864
Dividends	143,706
Total Investment Income	12,052,595

Expenses:
Investment management fee (Note 2)	1,100,038
Service and/or distribution fees (Notes 2 and 5)	591,131
Transfer agent fees (Note 5)	242,344
Registration fees	46,883
Fund accounting fees	41,868
Audit and tax fees	23,032
Shareholder reports	18,380
Legal fees	16,485
Trustees’ fees	7,870
Custody fees	4,350
Insurance	2,965
Commitment fees (Note 9)	2,249
Interest expense	49
Miscellaneous expenses	7,491
Total Expenses	2,105,135
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(20,519)
Net Expenses	2,084,616
Net Investment Income	9,967,979

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(791,852)
Futures contracts	(1,228,054)
Written options	158,514
Swap contracts	(206,059)
Forward foreign currency contracts	(12,875)
Foreign currency transactions	2,298
Net Realized Loss	(2,078,028)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	128,736
Futures contracts	438,733
Written options	(20,683)
Swap contracts	126,818
Forward foreign currency contracts	423
Foreign currencies	(463)
Change in Net Unrealized Appreciation (Depreciation)	673,564
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,404,464)
Increase in Net Assets From Operations	$8,563,515

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	29

Statements of changes in net assets

January 31, 2020

For the Six Months Ended January 31, 2020 (unaudited) and the Year Ended July 31, 2019	2020	2019

Operations:
Net investment income	$9,967,979	$22,183,051
Net realized loss	(2,078,028)	(7,533,475)
Change in net unrealized appreciation (depreciation)	673,564	987,413
Increase in Net Assets From Operations	8,563,515	15,636,989

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,701,007)	(23,569,940)
Decrease in Net Assets From Distributions to Shareholders	(10,701,007)	(23,569,940)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	36,133,463	151,045,767
Reinvestment of distributions	10,010,778	21,868,810
Cost of shares repurchased	(60,741,619)	(198,842,622)
Decrease in Net Assets From Fund Share Transactions	(14,597,378)	(25,928,045)
Decrease in Net Assets	(16,734,870)	(33,860,996)

Net Assets:
Beginning of period	407,941,178	441,802,174
End of period	$391,206,308	$407,941,178

See Notes to Financial Statements.

30	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$5.27	$5.35	$5.42	$5.21	$5.81	$6.40

Income (loss) from operations:
Net investment income	0.13	0.28	0.29	0.30	0.35	0.37
Net realized and unrealized gain (loss)	(0.02)	(0.07)	(0.07)	0.24	(0.59)	(0.57)
Total income (loss) from operations	0.11	0.21	0.22	0.54	(0.24)	(0.20)

Less distributions from:
Net investment income	(0.14)	(0.29)	(0.29)	(0.33)	(0.36)	(0.39)
Total distributions	(0.14)	(0.29)	(0.29)	(0.33)	(0.36)	(0.39)

Net asset value, end of period	$5.24	$5.27	$5.35	$5.42	$5.21	$5.81
Total return[3]	2.13%	4.13%	4.25%	10.54%	(3.80)%	(3.15)%

Net assets, end of period (millions)	$285	$290	$265	$289	$315	$439

Ratios to average net assets:
Gross expenses	1.01%[4]	1.01%	1.00%	0.99%	0.99%	0.96%
Net expenses[5]	1.00 [4,6]	1.00 [6]	1.00 [6]	0.99 [6]	0.99	0.96
Net investment income	5.03 [4]	5.24	5.33	5.53	6.69	6.06

Portfolio turnover rate	33%	73%	61%	82%	64%	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$5.27	$5.35	$5.42	$5.21	$5.81	$6.40

Income (loss) from operations:
Net investment income	0.11	0.24	0.25	0.26	0.31	0.32
Net realized and unrealized gain (loss)	(0.02)	(0.06)	(0.06)	0.24	(0.58)	(0.56)
Total income (loss) from operations	0.09	0.18	0.19	0.50	(0.27)	(0.24)

Less distributions from:
Net investment income	(0.12)	(0.26)	(0.26)	(0.29)	(0.33)	(0.35)
Total distributions	(0.12)	(0.26)	(0.26)	(0.29)	(0.33)	(0.35)

Net asset value, end of period	$5.24	$5.27	$5.35	$5.42	$5.21	$5.81
Total return[3]	1.76%	3.59%	3.33%	9.78%	(4.46)%	(3.87)%

Net assets, end of period (000s)	$35,448	$40,405	$50,107	$64,965	$75,908	$117,396

Ratios to average net assets:
Gross expenses	1.73%[4]	1.71%	1.70%	1.69%	1.69%	1.70%
Net expenses[5]	1.73 [4,6]	1.71 [6]	1.70 [6]	1.69 [6]	1.69	1.70
Net investment income	4.29 [4]	4.52	4.70	4.84	5.98	5.33

Portfolio turnover rate	33%	73%	61%	82%	64%	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$5.30	$5.38	$5.45	$5.24	$5.84	$6.44

Income (loss) from operations:
Net investment income	0.12	0.25	0.27	0.28	0.33	0.35
Net realized and unrealized gain (loss)	(0.02)	(0.06)	(0.07)	0.24	(0.58)	(0.58)
Total income (loss) from operations	0.10	0.19	0.20	0.52	(0.25)	(0.23)

Less distributions from:
Net investment income	(0.13)	(0.27)	(0.27)	(0.31)	(0.35)	(0.37)
Total distributions	(0.13)	(0.27)	(0.27)	(0.31)	(0.35)	(0.37)

Net asset value, end of period	$5.27	$5.30	$5.38	$5.45	$5.24	$5.84
Total return[3]	1.92%	3.91%	3.65%	10.06%	(4.13)%	(3.66)%

Net assets, end of period (000s)	$10,317	$13,289	$53,657	$68,330	$77,315	$102,551

Ratios to average net assets:
Gross expenses	1.43%[4]	1.41%	1.40%	1.41%	1.41%	1.39%
Net expenses[5]	1.43 [4,6]	1.41 [6]	1.40 [6]	1.41 [6]	1.41	1.39
Net investment income	4.60 [4]	4.79	5.04	5.12	6.29	5.65

Portfolio turnover rate	33%	73%	61%	82%	64%	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$5.26	$5.34	$5.41	$5.20	$5.80	$6.41

Income (loss) from operations:
Net investment income	0.12	0.25	0.27	0.28	0.33	0.35
Net realized and unrealized gain (loss)	(0.01)	(0.06)	(0.07)	0.24	(0.58)	(0.59)
Total income (loss) from operations	0.11	0.19	0.20	0.52	(0.25)	(0.24)

Less distributions from:
Net investment income	(0.13)	(0.27)	(0.27)	(0.31)	(0.35)	(0.37)
Total distributions	(0.13)	(0.27)	(0.27)	(0.31)	(0.35)	(0.37)

Net asset value, end of period	$5.24	$5.26	$5.34	$5.41	$5.20	$5.80
Total return[3]	2.13%	3.71%	3.85%	10.21%	(4.15)%	(3.86)%

Net assets, end of period (000s)	$121	$109	$64	$93	$70	$55

Ratios to average net assets:
Gross expenses	1.45%[4]	1.44%	1.40%	1.30%	1.32%	1.23%
Net expenses[5]	1.40 [4,6]	1.40 [6]	1.40 [6]	1.30	1.32	1.23
Net investment income	4.62 [4]	4.84	5.01	5.20	6.36	5.82

Portfolio turnover rate	33%	73%	61%	82%	64%	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$5.29	$5.37	$5.44	$5.23	$5.83	$6.43

Income (loss) from operations:
Net investment income	0.14	0.29	0.31	0.31	0.37	0.39
Net realized and unrealized gain (loss)	(0.02)	(0.06)	(0.07)	0.24	(0.59)	(0.58)
Total income (loss) from operations	0.12	0.23	0.24	0.55	(0.22)	(0.19)

Less distributions from:
Net investment income	(0.15)	(0.31)	(0.31)	(0.34)	(0.38)	(0.41)
Total distributions	(0.15)	(0.31)	(0.31)	(0.34)	(0.38)	(0.41)

Net asset value, end of period	$5.26	$5.29	$5.37	$5.44	$5.23	$5.83
Total return[3]	2.27%	4.42%	4.57%	10.82%	(3.49)%	(3.04)%

Net assets, end of period (000s)	$60,325	$64,474	$73,073	$118,556	$170,311	$294,601

Ratios to average net assets:
Gross expenses	0.75%[4]	0.72%	0.71%	0.72%	0.72%	0.72%
Net expenses[5]	0.75 [4,6]	0.72	0.71	0.72	0.72	0.72
Net investment income	5.28 [4]	5.50	5.73	5.81	6.93	6.28

Portfolio turnover rate	33%	73%	61%	82%	64%	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	35

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

36	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$271,637,142	—		$271,637,142
Senior Loans:
Communication Services	—	12,687,983	$1,304,855		13,992,838
Energy	—	1,051,312	389,025		1,440,337
Health Care	—	7,820,737	3,802,027		11,622,764
Industrials	—	7,760,826	1,118,888		8,879,714
Other Senior Loans	—	26,161,225	—		26,161,225
Asset-Backed Securities	—	41,485,775	—		41,485,775
Collateralized Mortgage Obligations	—	4,736,926	—		4,736,926
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	—	19,355		19,355
Energy	$2,713,111	—	189,851		2,902,962
Convertible Bonds & Notes	—	2,234,359	—		2,234,359
Investments in Underlying Funds	2,058,776	—	—		2,058,776
Sovereign Bonds	—	1,355,736	—		1,355,736
Preferred Stocks	441,090	—	—		441,090
Purchased Options	—	12,228	—		12,228
Total Long-Term Investments	5,212,977	376,944,249	6,824,001		388,981,227
Short-Term Investments†	3,558,227	—	—		3,558,227
Total Investments	$8,771,204	$376,944,249	$6,824,001		$392,539,454

38	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$963,412	—	—	$963,412
Forward Foreign Currency Contracts	—	$10,868	—	10,868
Total Other Financial Instruments	$963,412	$10,868	—	$974,280
Total	$9,734,616	$376,955,117	$6,824,001	$393,513,734

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$53,546	—	$53,546
Futures Contracts	$1,137,629	—	—	1,137,629
Forward Foreign Currency Contracts	—	14,883	—	14,883
Total	$1,137,629	$68,429	—	$1,206,058

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2019	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Health Care	$1,598,675	$47	$66,974	$(73,616)	—
Senior Loans:
Communication Services	1,321,629	(219)	(23)	15,642	$1,293,500
Consumer Discretionary	1,983,314	8,141	(525,889)	149,307	—
Energy	704,568	1,261	—	(316,804)	—
Health Care	1,266,825	1,538	38	31,384	1,574,100
Industrials	1,411,200	1,409	5,887	(6,065)	1,106,700
Utilities	998,714	(24,243)	—	27,844	43,319

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

Investments in Securities (cont’d)	Balance as of July 31, 2019		Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Common Stocks:
Communication Services	$0	*	—	—	—	—
Consumer Discretionary	17,533		—	—	$1,822	—
Energy	407,331		—	—	(49,389)	—
Total	$9,709,789		$(12,066)	$(453,013)	$(219,875)	$4,017,619

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2020		Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2020[2]
Corporate Bonds & Notes:
Health Care	$(1,592,080)	—	—	—		—
Senior Loans:
Communication Services	(9,867)	—	$(1,315,807)	$1,304,855		$14,239
Consumer Discretionary	(907,536)	—	(707,337)	—		—
Energy	—	—	—	389,025		(316,804)
Health Care	(3,975)	$2,210,054	(1,277,937)	3,802,027		20,958
Industrials	(307,381)	—	(1,092,862)	1,118,888		12,188
Utilities	(13,712)	—	(1,031,922)	—		—
Common Stocks:
Communication
Services	—	—	—	0	*	—
Consumer
Discretionary	—	—	—	19,355		1,822
Energy	(168,091)	—	—	189,851		(49,389)
Total	$(3,002,642)	$2,210,054	$(5,425,865)	$6,824,001		$(316,986)

40	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

42	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2020, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended January 31, 2020, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

44	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At January 31, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

(i) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

46	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of January 31, 2020, the Fund held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $68,429. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of January 31, 2020, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $70,000, which could be used to reduce the required payment.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

48	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares did not exceed 1.00%, 1.75%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

During the six months ended January 31, 2020, fees waived and/or expenses reimbursed amounted to $20,519, which included an affiliated money market fund waiver of $405.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. Class C shares and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C	Class C1
Sales charges	$24,667	—	—
CDSCs	2,631	$2,213	$80

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$130,049,932
Sales	136,931,657

50	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

At January 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$413,369,420	$10,589,700	$(31,419,666)	$(20,829,966)
Written options	(32,863)	—	(20,683)	(20,683)
Futures contracts	—	963,412	(1,137,629)	(174,217)
Forward foreign currency contracts	—	10,868	(14,883)	(4,015)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Purchased options[2]	—	—	$12,228	$12,228
Futures contracts[3]	$963,412	—	—	963,412
Forward foreign currency contracts	—	$10,868	—	10,868
Total	$963,412	$10,868	$12,228	$986,508

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Written options	—	—	$53,546	$53,546
Futures contracts[3]	$1,137,629	—	—	1,137,629
Forward foreign currency contracts	—	$14,883	—	14,883
Total	$1,137,629	$14,883	$53,546	$1,206,058

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	—	—	—	$(429,452)	$(429,452)
Written options	—	—	—	158,514	158,514
Futures contracts	$(1,228,054)	—	—	—	(1,228,054)
Swap contracts	—	—	$(206,059)	—	(206,059)
Forward foreign currency contracts	—	$(12,875)	—	—	(12,875)
Total	$(1,228,054)	$(12,875)	$(206,059)	$(270,938)	$(1,717,926)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	—	—	—	$(30,233)	$(30,233)
Written options	—	—	—	(20,683)	(20,683)
Futures contracts	$438,733	—	—	—	438,733
Swap contracts	—	—	$126,818	—	126,818
Forward foreign currency contracts	—	$423	—	—	423
Total	$438,733	$423	$126,818	$(50,916)	$515,058

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

During the six months ended January 31, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$48,085
Written options	13,143
Futures contracts (to buy)	127,447,572
Futures contracts (to sell)	71,200,490
Forward foreign currency contracts (to buy)	678,484
Forward foreign currency contracts (to sell)	716,660

52	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

Average Notional Balance
Credit default swap contracts (to buy protection)†	$2,743,949

†	At January 31, 2020, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	$23,096	$(53,678)	$(30,582)	$53,678	$23,096
JPMorgan Chase & Co.	—	(14,751)	(14,751)	—	(14,751)
Total	$23,096	$(68,429)	$(45,333)	$53,678	$8,345

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$359,715	†	$183,653
Class C	189,592		18,532
Class C1	41,567		5,495
Class R	257		164
Class I	—		34,500
Total	$591,131		$242,344

†	Amount shown is exclusive of expense reimbursements. For the six months ended January 31, 2020, the service and/or distribution fees reimbursed amounted to $8 for Class A shares.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

For the six months ended January 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$19,699
Class C	266
Class C1	79
Class R	26
Class I	449
Total	$20,519

6. Distributions to shareholders by class

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Net Investment Income:
Class A	$7,758,716	$14,933,164
Class C	882,920	2,166,685
Class C1	294,181	2,097,048
Class R	2,578	4,647
Class I	1,762,612	4,368,396
Total	$10,701,007	$23,569,940

7. Shares of beneficial interest

At January 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2020		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,373,011	$22,830,279	19,699,921	$103,888,081
Shares issued on reinvestment	1,420,398	7,413,958	2,704,692	14,222,095
Shares repurchased	(6,404,474)	(33,458,644)	(16,951,283)	(88,697,060)
Net increase (decrease)	(611,065)	$(3,214,407)	5,453,330	$29,413,116
Class C
Shares sold	225,060	$1,182,023	844,881	$4,436,417
Shares issued on reinvestment	148,857	776,858	368,079	1,935,465
Shares repurchased	(1,280,707)	(6,686,081)	(2,912,708)	(15,297,402)
Net decrease	(906,790)	$(4,727,200)	(1,699,748)	$(8,925,520)

54	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

	Six Months Ended January 31, 2020		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount

Class C1
Shares sold	12,652	$67,124	19,727	$104,718
Shares issued on reinvestment	54,798	287,500	391,844	2,071,745
Shares repurchased	(618,606)	(3,249,608)	(7,883,524)	(41,960,662)
Net decrease	(551,156)	$(2,894,984)	(7,471,953)	$(39,784,199)

Class R
Shares sold	7,458	$38,669	9,132	$47,983
Shares issued on reinvestment	279	1,457	682	3,582
Shares repurchased	(5,437)	(28,326)	(934)	(4,884)
Net increase	2,300	$11,800	8,880	$46,681

Class I
Shares sold	2,285,036	$12,015,368	7,973,412	$42,568,568
Shares issued on reinvestment	292,219	1,531,005	688,578	3,635,923
Shares repurchased	(3,304,200)	(17,318,960)	(10,081,503)	(52,882,614)
Net decrease	(726,945)	$(3,772,587)	(1,419,513)	$(6,678,123)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

some portion of the six months ended January 31, 2020. The following transactions were effected in shares of such companies for the six months ended January 31, 2020.

	Affiliate Value at July 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$9,809,547	$40,260,203	40,260,203	$50,069,750	50,069,750
Western Asset Premier Institutional Government Reserves, Premium Shares	—	21,869,031	21,869,031	18,310,804	18,310,804
	$9,809,547	$62,129,234		$68,380,554

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
Western Asset Government Cash Management Portfolio, LLC	—	$69,441	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	6,423	—	$3,558,227
	—	$75,864	—	$3,558,227

9. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. Prior to November 18, 2019, the Fund paid a commitment fee of 0.10% and an

56	Western Asset Short Duration High Income Fund 2020 Semi-Annual Report

upfront fee of 0.05%. For the six months ended January 31, 2020, the Fund incurred a commitment fee in the amount of $2,249. The Fund did not utilize the Redemption Facility during the six months ended January 31, 2020.

10. Deferred capital losses

As of July 31, 2019, the Fund had deferred capital losses of $175,841,974, which have no expiration date, that will be available to offset future taxable capital gains.

11. Subsequent events

Effective August 1, 2020, LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

***

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s investment adviser (the “Manager”), currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s investment management contract with the Manager, and any related sub-advisory contract(s), where applicable. Therefore, the Fund’s Board is expected to be asked to approve a new investment management contract between the Fund and the Manager (and a new sub-advisory contract(s), if applicable). If approved by the Board, the new investment management contract (and the new sub-advisory contract(s), if applicable) is expected to be presented to the shareholders of the Fund for their approval.

Western Asset Short Duration High Income Fund 2020 Semi-Annual Report	57

Board approval of management and

subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Short Duration High Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of the sub-advisory agreement (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited (together with the Subadviser, the “Subadvisers”), an affiliate of the Manager and the Subadviser, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreements. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

58	Western Asset Short Duration High Income Fund

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreements was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other

Western Asset Short Duration High Income Fund	59

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as short high yield funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, and 10-year periods ended June 30, 2019 was above the median and that its performance for the 5-year period ended June 30, 2019 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Fund’s relative performance versus the peer group for the various periods.

60	Western Asset Short Duration High Income Fund

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreements were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of each of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of short high yield funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and that its Actual Management Fee was approximately equivalent to the median. The Board noted that the

Western Asset Short Duration High Income Fund	61

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Fund’s Contractual Management Fee was below the asset-weighted average of management fees paid by other funds in the same Broadridge investment classification/objective at the range of asset levels relevant to the Fund.

The Board also noted that the Fund’s Contractual Management Fee was below the median of the expense group and that its Actual Management Fee was approximately equivalent to the median of the expense group. In addition, the Board noted the size of the Fund.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

62	Western Asset Short Duration High Income Fund

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld	Abstained
Robert Abeles, Jr.	11,997,108,647	276,409,003	434,312
Jane F. Dasher	11,994,622,783	279,066,222	262,958
Anita L. DeFrantz	11,977,500,738	296,188,267	262,958
Avedick B. Poladian	12,008,511,650	265,038,045	402,268
Susan B. Kerley	11,991,288,921	282,260,773	402,268
William E.B. Siart	11,976,672,918	296,844,732	434,312
Jaynie Miller Studenmund	12,005,543,214	267,996,794	411,955
Ronald L. Olson	11,995,459,439	278,154,565	337,959
Peter J. Taylor	12,000,052,983	273,487,025	411,955
Jane E. Trust	12,008,224,324	265,464,680	262,958

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

Western Asset Short Duration High Income Fund	63

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Western Asset

Short Duration High Income Fund

Trustees*

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson**

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*

During a December 3, 2019 special meeting of shareholders, a new group of board members were elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

**	Effective March 6, 2020, Mr. Larson became a Trustee.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short Duration High Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration High Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD2172 3/20 SR20-3831

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 24, 2020